Segment Information	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Segment Information	Segment information
During 2021, the Telefónica Group changed its reporting segments as follows:
(i) On June 1, 2021, upon the establishment of the 50:50 JV with Liberty Global (whose results are accounted for under the equity method), the former Telefónica United Kingdom segment was replaced by the new VMED O2 UK segment (see notes 2 and 10). The 2021 results include the consolidation of Telefónica United Kingdom from January 1 to June 1, and the equity accounting of 50% of the net result of VMED O2 UK from June 1 to December 31 (see Note 10). The gain registered on the establishment of the JV, amounting to 4,460 million euros (see notes 2 and 26), are recorded in "Other companies".
(ii) The Telxius Group ceased to be a reporting segment as a result of the sale of the telecommunications towers divisions in Europe and Latin America to American Tower Corporation (see Note 2). The Telxius Group’s results are currently included in "Other companies". As a consequence, the comparative results of "Other companies" and "Eliminations" for 2020 and 2019 and the corresponding comparative segmentation of assets and liabilities as of December 31, 2020 were restated. These changes have had no impact on the consolidated results of the Group. The gain obtained for the sale of the telecommunications towers divisions, amounting to 6,099 million euros (see notes 2 and 26), is recorded in "Other companies".
As a result of these changes, the Telefónica Group’s current five reporting segments are as follows: Telefónica Spain, VMED O2 UK, Telefónica Germany, Telefónica Brazil and Telefónica Hispam (formed by the Group's operators in Colombia, Mexico, Venezuela, Ecuador, Argentina, Chile, Peru and Uruguay).
The impairment losses on goodwill and other non-current assets of Telefónica Argentina, recorded in 2019 and 2020 (see Notes 6, 7 and 8), and the impairment loss on goodwill of Telefónica del Perú (see Note 7) are included in the Telefónica Hispam segment.
The segments referred to above include the information related to the fixed, wireless, cable, data, internet and television businesses and other digital services provided in each country. Inter-segment transactions are carried out on an arm's length basis.
Information relating to other Group companies not specifically included in these segments is reported under "Other companies" (see Appendix I), which includes Telefónica, S.A. and other holding companies, as well as companies whose main purpose is to provide cross-sectional services to Group companies and other operations not included in the segments. The Group centrally manages borrowing activities, mainly through Telefónica, S.A. and other companies (see Note 19, Appendix III and Appendix V), so most of the Group's financial assets and liabilities are reported under Other companies. In addition, Telefónica, S.A. is the head of the Telefónica tax group in Spain (see Note 25). Therefore, a significant part of the deferred tax assets and liabilities is included under Other companies. For these reasons, the results of the segments are disclosed through operating income.
The "Eliminations" of the Group at OIBDA level mainly reflect the leases of Telxius Group (in 2021, up to the date of sale of these companies) to other Telefónica Group companies, due to the asymmetry in accounting between lessor and lessee under IFRS 16. This impact is mostly offset at operating income level.
Revenues and expenses arising from intra-group invoicing for the use of the trademark and management services were eliminated from the operating results of each Group segment. The results of the holding companies also exclude dividends from Group companies and impairments of investments in Group companies. These adjustments have no impact on the Group’s consolidated results. In addition, segment reporting considers the impact of the purchase price allocation to the assets acquired and the liabilities assumed by the companies included in each segment. The assets and liabilities presented in each segment are those managed by the heads of each segment, regardless of their legal structure.
Operating income before depreciation and amortization (OIBDA) is calculated by excluding solely depreciation and amortization from operating income. OIBDA is used to track the performance of the business and to establish operating and strategic targets of the Telefónica Group companies. OIBDA is a commonly reported measure and is widely used among analysts, investors and other interested parties in the telecommunications industry, although not a measure explicitly defined in IFRS, and therefore, may not be comparable to similar indicators used by other companies. OIBDA should not be considered as a substitute for operating income.
The following table presents income, CapEx information (capital expenditures in intangible assets and property, plant and equipment, see Notes 6 and 8) and acquisitions of rights of use regarding the Group’s operating segments:

2021
Millions of euros	Telefónica Spain	Telefónica United Kingdom	VMED O2 UK	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Revenues	12,417	2,628	—	7,765	6,910	8,362	3,059	(1,864)	39,277
External revenues	12,156	2,609	—	7,738	6,897	8,258	1,628	(9)	39,277
Intersegment revenues	261	19	—	27	13	104	1,431	(1,855)	—
Other operating income and expenses(1)	(9,040)	(1,709)	—	(5,341)	(3,772)	(6,644)	7,589	1,623	(17,294)
OIBDA	3,377	919	—	2,424	3,138	1,718	10,648	(241)	21,983
Depreciation and amortization	(2,153)	—	—	(2,394)	(1,918)	(1,873)	(356)	297	(8,397)
Operating income	1,224	919	—	30	1,220	(155)	10,292	56	13,586
Share of (loss) income of investments accounted for by the equity method	(2)	—	(103)	—	—	(6)	(16)	—	(127)
CapEx	1,815	933	—	1,284	2,069	978	206	(18)	7,267
Acquisitions of rights of use(2)	482	389	—	833	489	387	113	(254)	2,439
(1) Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.
(2) Additionally, rights of use in the amount of 2,633 million euros have been recorded in 2021 following the sale of the tower division of Telxius (see Note 9).

2020
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Revenues	12,401	6,708	7,532	7,422	7,922	2,647	(1,556)	43,076
External revenues	12,118	6,666	7,500	7,406	7,786	1,610	(10)	43,076
Intersegment revenues	283	42	32	16	136	1,037	(1,546)	—
Other operating income and expenses(1)	(7,355)	(4,644)	(5,223)	(4,234)	(6,932)	(2,288)	1,098	(29,578)
OIBDA	5,046	2,064	2,309	3,188	990	359	(458)	13,498
Depreciation and amortization	(2,184)	(389)	(2,394)	(1,965)	(2,274)	(468)	315	(9,359)
Operating income	2,862	1,675	(85)	1,223	(1,284)	(109)	(143)	4,139
Share of (loss) income of investments accounted for by the equity method	(4)	—	—	—	—	6	—	2
CapEx	1,408	913	1,094	1,372	833	454	(213)	5,861
Acquisitions of rights of use	138	116	1,159	768	364	378	(909)	2,014
(1)Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.

2019
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Revenues	12,850	7,109	7,399	10,035	9,650	2,924	(1,545)	48,422
External revenues	12,528	7,068	7,364	10,018	9,504	1,940	—	48,422
Intersegment revenues	322	41	35	17	146	984	(1,545)	—
Other operating income and expenses(1)	(9,131)	(4,995)	(5,073)	(5,773)	(7,617)	(1,880)	1,166	(33,303)
OIBDA	3,719	2,114	2,326	4,262	2,033	1,044	(379)	15,119
Depreciation and amortization	(2,013)	(1,204)	(2,463)	(2,516)	(2,268)	(385)	267	(10,582)
Operating income	1,706	910	(137)	1,746	(235)	659	(112)	4,537
Share of (loss) income of investments accounted for by the equity method	—	—	—	—	(1)	14	—	13
CapEx	1,667	914	2,469	2,005	1,485	427	(183)	8,784
Acquisitions of rights of use	127	157	230	409	367	125	(123)	1,292
(1)Other operating income and expenses includes “Other income”, “Supplies”, “Personnel expenses” and “Other expenses”.
The table below shows the income, CapEx and acquisitions of rights of use of VMED O2 UK Ltd since its constitution on June 1, 2021 (see Note 2) until December 31, 2021. VMED O2 UK Ltd is a joint venture 50% owned by Telefónica and Liberty Global and is recorded under the equity method (see Note 10). The tables below show the information of the joint venture at 100%.

June 1 to December 31, 2021
Million euros	VMED O2 UK
Revenues	7,223
Other operating income and expenses	(4,773)
OIBDA	2,450
Depreciation and amortization	(2,395)
Operating income	55
Capital expenditures (CapEx)	1,508
Acquisitions of rights of use	75
The following table presents main assets and liabilities by segment:

2021
Millions of euros	Telefónica Spain	Telefónica United Kingdom	VMED O2 UK	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Fixed assets	14,499	—	—	12,124	15,056	7,637	1,667	(14)	50,969
Rights of use	1,433	—	—	3,349	1,701	1,064	99	(67)	7,579
Investments accounted for by the equity method	263	—	12,129	—	—	128	253	—	12,773
Financial assets and other non-currents assets	549	—	—	883	888	1,001	7,428	(3,402)	7,347
Deferred tax assets	2,345	—	—	433	454	713	1,671	—	5,616
Other current financial assets	40	—	—	70	56	838	8,379	(5,548)	3,835
Non-current assets and disposal groups held for sale	—	—	—	—	—	102	256	—	358
Total allocated assets	24,971	—	12,129	19,953	21,461	15,628	29,544	(14,473)	109,213
Non-current financial liabilities	2,140	—	—	1,627	11	2,778	31,288	(2,554)	35,290
Non-current lease liabilities	1,082	—	—	2,781	1,317	1,192	55	(36)	6,391
Deferred tax liabilities	119	—	—	291	1,040	594	558	—	2,602
Current financial liabilities	1,019	—	—	89	199	4,620	9,669	(8,591)	7,005
Current lease liabilities	378	—	—	548	460	295	14	(16)	1,679
Liabilities associated with non-current assets and disposal groups held for sale	—	—	—	—	—	—	134	—	134
Total allocated liabilities	17,042	—	—	10,819	7,600	14,306	45,129	(14,367)	80,529

2020
Millions of euros	Telefónica Spain	Telefónica United Kingdom	Telefónica Germany	Telefónica Brazil	Telefónica Hispam	Other companies	Eliminations	Total Group
Fixed assets	14,604	—	13,005	14,408	8,692	1,587	5	52,301
Rights of use (1)	1,332	—	2,852	1,677	1,117	135	(2,131)	4,982
Investments accounted for by the equity method	266	—	2	1	58	100	—	427
Financial assets and other non-currents assets	330	—	647	700	773	7,455	(2,635)	7,270
Deferred tax assets	2,212	—	473	248	721	2,762	—	6,416
Other current financial assets	35	—	67	30	90	10,093	(7,820)	2,495
Non-current assets and disposal groups held for sale	—	13,264	—	—	30	2,329	(210)	15,413
Total allocated assets	24,098	13,264	20,266	20,023	14,973	30,030	(17,603)	105,051
Non-current financial liabilities	758	—	1,577	167	6,149	38,068	(4,422)	42,297
Non-current lease liabilities	1,074	—	2,326	1,342	1,095	108	(1,906)	4,039
Deferred tax liabilities	141	—	405	864	481	729	—	2,620
Current financial liabilities	852	—	715	224	1,157	9,846	(4,671)	8,123
Current lease liabilities	291	—	514	297	365	27	(239)	1,255
Liabilities associated with non-current assets and disposal groups held for sale	—	4,897	—	—	—	1,087	(1,193)	4,791
Total allocated liabilities	16,360	4,897	10,903	6,252	12,960	53,028	(17,609)	86,791
(1) The eliminations of rights of use mainly correspond to the rights of use for assets leased by Telxius to the operating companies of the Group.
The detail of assets and liabilities of VMED O2 UK Ltd as of December 31, 2021 is as follows (amounts corresponding to 100% of the company, see Note 10):

December 2021
Millions of euros	VMED O2 UK
Fixed assets	46,258
Rights of use	1,058
Financial assets and other non-currents assets	1,348
Deferred tax assets	115
Other current financial assets	214
Total assets	52,333
Non-current financial liabilities	19,185
Non-current lease liabilities	885
Deferred tax liabilities	9
Current financial liabilities	2,841
Current lease liabilities	219
Total liabilities	28,198

The composition of segment revenues, detailed by the main countries in which the Group operates, is as follows:

Millions of euros	2021				2020				2019
Country by segments	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total	Fixed	Mobile	Others and elims.	Total
Spain (*)				12,417				12,401				12,850
United Kingdom	96	2,532	—	2,628	232	6,476	—	6,708	218	6,891	—	7,109
Germany	814	6,942	9	7,765	785	6,730	17	7,532	741	6,647	11	7,399
Brazil	2,300	4,610	—	6,910	2,531	4,891	—	7,422	3,537	6,498	—	10,035
Hispam	2,907	5,444	11	8,362	2,836	5,070	16	7,922	3,435	6,210	5	9,650
Other and inter-segment eliminations			1,195	1,195			1,091	1,091			1,379	1,379
Total Group				39,277				43,076				48,422
Note: In the countries of Telefónica Hispam segment with separate fixed and mobile operating companies, intercompany revenues were not considered.
(*) The detail of revenues for Telefónica Spain is shown in the table below.

Given the convergence reached at Telefónica Spain due to the high penetration of convergent offers in Telefónica Spain, the revenue breakdown by fixed and mobile is less relevant in this segment. For this reason, management believes that the revenue breakdown shown below is more meaningful.

Millions of euros
Telefónica Spain	2021	2020	2019
Retailers	9,699	9,906	10,313
Wholesalers, mobile handsets sales and others	2,718	2,495	2,537
Total	12,417	12,401	12,850